Inventories - Summary of Classes of Inventories (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
INVENTORIES.
Supplies for Production	$ 18,352,465	$ 35,786,830
Gas	2,287,934	7,115,226
Oil	3,888,712	2,684,688
Coal	12,175,819	25,986,916
Supplies for projects and spare parts	18,073,825	12,951,779
Electrical materials	3,245,960	8,223,034
Total	$ 39,672,250	$ 56,961,643